Equity - Dividends (Details) € / shares in Units, € in Millions												1 Months Ended				6 Months Ended		12 Months Ended
	Dec. 23, 2021 € / shares shares	Dec. 17, 2021 EUR (€)	Jun. 17, 2021 EUR (€)	May 26, 2021	Apr. 23, 2021 tranche € / shares	Dec. 04, 2020 EUR (€) € / shares shares	Jul. 03, 2020 EUR (€)	Jun. 12, 2020 allotmentRight tranche € / shares	Dec. 19, 2019 EUR (€) € / shares	Jun. 20, 2019 EUR (€) € / shares	Jun. 07, 2019 tranche € / shares	Dec. 31, 2021 € / shares	Jun. 30, 2021 € / shares	Dec. 31, 2020 € / shares	Jun. 30, 2020 € / shares	Dec. 31, 2021 € / shares shares	Dec. 31, 2020 € / shares shares	Dec. 31, 2021 EUR (€) € / shares	Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2019 EUR (€)	Nov. 03, 2021 allotmentRight	Jun. 22, 2021 € / shares	Jul. 08, 2020 € / shares
Disclosure of classes of share capital [line items]
Number of tranches for dividends payable | tranche					2			2			2
Number of free-of-charge allotment rights per share | allotmentRight								1													1
Free-of-charge allotment rights, trading period				15 days															15 days
PROFIT FOR THE YEAR																		€ (10,717)	€ (1,957)	€ (1,664)
Ordinary shares
Disclosure of classes of share capital [line items]
Dividends paid (EUR per share) | € / shares					€ 0.35			€ 0.40	€ 0.20	€ 0.20	€ 0.40	€ 0.15	€ 0.20	€ 0.20	€ 0.20
Proportion of shareholders issued free-of-charge allotment rights issued in cash (as a percent)				28.53%		33.12%		36.99%													34.98%
Dividends paid, total amount		€ 292	€ 308			€ 342	€ 371		€ 1,023	€ 1,023
Percentage of shareholders issued free-of-charge allotment rights issued in shares						66.88%		63.01%													65.02%	71.47%
Increase (decrease) in number of shares outstanding (shares) | shares	140,994,513					197,993,390										194,518,911	136,305,986
Par value per share (EUR per share) | € / shares	€ 1				€ 1	€ 1						€ 1		€ 1	€ 1	€ 1	€ 1	€ 1	€ 1			€ 1	€ 1
Increase (decrease) in share capital, percentage						3.72%
Non-controlling interests
Disclosure of classes of share capital [line items]
PROFIT FOR THE YEAR																		€ (2,580)	€ (375)	€ (522)
Telefonica, S.A.
Disclosure of classes of share capital [line items]
PROFIT FOR THE YEAR																		206
Legal reserve																		21
Unrestricted reserves																		€ 185